SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Large Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.9%

Consumer Durables - 1.4%
Sony Group Corp., ADR	66,000	1,366,200
Take-Two Interactive Software, Inc. *	9,700	1,915,750

		3,281,950

Consumer Non-Durables - 0.9%
NIKE, Inc.	9,050	478,021
PepsiCo, Inc.	10,000	1,552,900

		2,030,921

Consumer Services - 2.6%
McDonald’s Corp.	6,650	2,066,753
Visa, Inc.	13,650	4,125,576

		6,192,329

Electronic Technology - 33.2%
Apple, Inc.	104,575	26,540,089
Applied Materials, Inc.	20,250	6,921,247
Arista Networks, Inc. *	15,000	1,841,700
Broadcom, Inc.	31,720	9,817,657
NVIDIA Corp.	164,925	28,762,920
Palo Alto Networks, Inc. *	18,450	2,957,904
Vertiv Holdings Co.	6,175	1,547,332

		78,388,849

Energy Minerals - 0.9%
ConocoPhillips	15,925	2,102,100

Finance - 3.7%
Bank of America Corp.	25,250	1,230,938
Chubb, Ltd.	5,050	1,645,947
Goldman Sachs Group, Inc.	5,150	4,356,848
JPMorgan Chase & Co.	4,900	1,441,384

		8,675,117

Health Services - 1.2%
UnitedHealth Group, Inc.	10,125	2,739,724

Health Technology - 7.4%
Abbott Laboratories	15,500	1,591,385
AbbVie, Inc.	2,975	647,033
Boston Scientific Corp. *	13,725	861,244
Dexcom, Inc. *	22,000	1,381,600
Eli Lilly & Co.	5,940	5,463,434
Intuitive Surgical, Inc. *	6,950	3,203,881
Merck & Co., Inc.	4,900	589,421
Stryker Corp.	3,775	1,240,427
Thermo Fisher Scientific, Inc.	5,250	2,580,532

		17,558,957

Industrial Services - 2.8%
Cheniere Energy, Inc.	10,925	3,100,078
Williams Cos., Inc.	46,900	3,413,382

		6,513,460

Process Industries - 1.3%
Linde, PLC	2,650	1,313,764
Sherwin-Williams Co.	5,225	1,674,874

		2,988,638

Name of Issuer	Quantity	Fair Value ($)

Producer Manufacturing - 6.8%
Axon Enterprise, Inc. *	2,125	902,466
BAE Systems, PLC, ADR	15,500	1,805,750
Eaton Corp., PLC	3,975	1,421,738
Emerson Electric Co.	14,975	1,962,025
General Dynamics Corp.	3,550	1,218,431
Honeywell International, Inc.	8,425	1,904,303
Northrop Grumman Corp.	1,875	1,279,200
Parker-Hannifin Corp.	3,150	2,820,006
Siemens AG, ADR	21,675	2,641,749

		15,955,668

Retail Trade - 9.5%
Amazon.com, Inc. *	58,825	12,251,483
Home Depot, Inc.	8,425	2,770,898
Netflix, Inc. *	30,650	2,946,998
TJX Cos., Inc.	18,075	2,886,577
Ulta Beauty, Inc. *	2,800	1,463,588

		22,319,544

Technology Services - 25.8%
Accenture, PLC	10,200	2,022,558
Alphabet, Inc. - Class A	12,500	3,594,500
Alphabet, Inc. - Class C	63,600	18,244,296
Atlassian Corp. *	7,675	523,819
Autodesk, Inc. *	6,300	1,508,220
Intuit, Inc.	5,200	2,248,376
Meta Platforms, Inc.	14,575	8,338,794
Microsoft Corp.	55,000	20,359,350
salesforce.com, Inc.	15,225	2,842,051
ServiceNow, Inc. *	11,375	1,189,256

		60,871,220

Transportation - 0.9%
Union Pacific Corp.	9,200	2,232,104

Utilities - 0.5%
NextEra Energy, Inc.	13,100	1,216,728

Total Common Stocks (cost: $72,760,077)		233,067,309

Short-Term Securities - 1.2%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $2,918,699)	2,918,699	2,918,699

Total Investments in Securities - 100.1% (cost $75,678,776)		235,986,008

Other Assets and Liabilities, net - (0.1)%		(161,092)

Net Assets - 100.0%		$235,824,916

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

MARCH 31, 2026	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Large Cap Growth Fund (Continued)

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2026 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	233,067,309	—	—	233,067,309
Short-Term Securities	2,918,699	—	—	2,918,699
Total:	235,986,008	—	—	235,986,008

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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